3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
Summary Of Significant Accounting Policies Tables
Summary of impact of restatements on Consolidated Balance Sheet

The following is a summary of the impact of these restatements on the Company's Consolidated Balance Sheet at December 31, 2013:

	December 31, 2013
	As previously	Error
	reported	correction		As restated

Additional paid-in capital	$8,944,784	$(103,944)	(a)	$8,840,840

Accumulated deficit	$(8,962,110)	$103,944	(a)	$(8,858,166)

(a) To correct errors due to over recognition of expenses related to non-vested warrants.

Summary of impact of restatements on Consolidated Statement of Operations

The following is a summary of the impact of these restatements on the Company's Consolidated Statement of Operations for the year ending December 31, 2013:

	December 31, 2013
	As previously	Error
	reported	correction		As restated

Consulting Expense	$1,576,388	$(103,944)	(a)	$1,472,444

Total operating expenses	$2,979,152	$(103,944)	(a)	$2,875,208

Net Loss	$(3,141,538)	$103,944	(a)	$(3,037,594)

(a) To correct errors due to over recognition of expenses related to non-vested warrants.

(b) The restatement had no material impact on the reported basic and fully diluted loss per common share

The following is a summary of the impact of these restatements on the Company's Consolidated Statement of Operations from inception (March 24, 2011) to December 31, 2013:

	December 31, 2013
	As previously	Error
	reported	correction		As restated

Consulting Expense	$5,083,360	$(103,944)	(a)	$4,979,416

Total operating expenses	$8,155,678	$(103,944)	(a)	$8,051,734

Net Loss	$(8,962,110)	$103,944	(a)	$(8,858,166)

(a) To correct errors due to over recognition of expenses related to non-vested warrants.

Summary of impact of restatements on Consolidated Statement of Shareholder's Equity

The following is a summary of the impact of these restatements on the Company's Consolidated Statement of Shareholder's Equity from inception (March 24, 2011) to December 31, 2013:

	December 31, 2013
	As previously	Error
	reported	correction		As restated

Additional paid-in capital	$8,944,784	$(103,944)	(a)	$8,840,840

Accumulated deficit	$(8,962,110)	$103,944	(a)	$(8,858,166)

(a) To correct errors due to over recognition of expenses related to non-vested warrants.

Summary of impact of restatements on Consolidated Statement of Cash Flows

The following is a summary of the impact of these restatements on the Company's Consolidated Statement of Cash Flows for the year ending December 31, 2013:

	December 31, 2013
	As previously	Error
	reported	correction		As restated

Net loss	$(3,141,538)	$103,944	(a)	$(3,037,594)

Warrants issued for services	$574,391	$(103,944)	(a)	$470,447

(a) To correct errors due to over recognition of expenses related to non-vested warrants.

The following is a summary of the impact of these restatements on the Company's Consolidated Statement of Cash Flows from inception (March 24, 2011) to December 31, 2013:

	December 31, 2013
	As previously	Error
	reported	correction		As restated

Net loss	$(8,962,110)	$103,944	(a)	$(8,858,166)

Warrants issued for services	$574,391	$(103,944)	(a)	$470,447

(a) To correct errors due to over recognition of expenses related to non-vested warrants.